ACQUISITIONS AND DISPOSALS (Schedule of purchase price as of the date of acquisition) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Current assets	¥ 47,827
Property, plant and equipment, net	17,297
Intangible assets	454,013
Long term investments	300,504
Other non-current assets	108,322
Deferred tax assets	185
Goodwill	165,171	$ 24,023	$ 0
Current liabilities	(61,454)
Non-current liability	(165,436)
Deferred tax liabilities	(113,340)
Non-controlling interests	(99,480)
Total	653,609
Total purchase price is comprised of [Abstract]
- Cash consideration	570,600
- fair value of previously hold equity interests	520,625
- effective extinguishment of loans from the acquirees	(437,616)
Total	¥ 653,609